Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Global X FTSE Finland 25 ETF (Prospectus Summary): | Global X FTSE Finland 25 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global X FTSE Finland 30 ETF
Supplement Text	ck0001432353_SupplementTextBlock

Important Notice Regarding Change in

ETF Name, Index and Related Matters

GLOBAL X FUNDS

Global X FTSE Finland 30 ETF

Supplement Dated October 28, 2011

to the

Prospectus Dated March 1, 2011, as supplemented

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

The following changes will take effect for the Fund effective immediately.

	Current	New
ETF Name	Global X FTSE Finland 30 ETF	Global X FTSE Finland 25 ETF
Index	FTSE Finland 30 Index	FTSE Finland 25 Index
Index Components	30	25

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE